Quarterly Holdings Report
for
Fidelity® Limited Term Municipal Income Fund
March 31, 2023
STM-NPRT1-0523
1.814658.118
Municipal Bonds - 97.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.4%
Birmingham Arpt. Auth. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	555	599
5% 7/1/27 (Build America Mutual Assurance Insured)	500	551
Black Belt Energy Gas District:
Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	4,000	3,970
Series 2022 C1:
5.25% 12/1/26	1,845	1,934
5.25% 6/1/27	1,290	1,361
5.25% 12/1/27	1,170	1,239
5.25% 6/1/28	1,540	1,632
5.25% 12/1/28	1,275	1,348
5.25% 6/1/29	1,000	1,058
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/24	1,225	1,249
5% 3/1/25	1,225	1,279
Series 2016 B, 5% 3/1/24	1,210	1,234
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	5,030	4,797
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	2,460	2,461
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/24	600	602
4% 6/1/25	725	730
4% 6/1/26	1,500	1,516
4% 6/1/27	2,440	2,447
4% 6/1/28	3,780	3,786
Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	6,035	6,219
TOTAL ALABAMA		40,012
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	1,230	1,200
Alaska Muni. Bond Bank Series 2015 B, 5% 3/1/28 (c)	1,390	1,434
Anchorage Gen. Oblig. Series 2014 B, 5% 9/1/24	2,030	2,098
TOTAL ALASKA		4,732
Arizona - 3.8%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2016 A, 5% 7/1/26	275	289
Series 2021:
5% 8/1/26	1,100	1,193
5% 8/1/27	1,500	1,665
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24 (Escrowed to Maturity)	2,025	2,098
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/23	980	994
5% 12/1/24	1,465	1,516
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/24	1,200	1,222
5% 2/1/25	1,100	1,145
5% 2/1/26	1,200	1,280
5% 2/1/27	1,200	1,310
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	8,765	9,185
Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	1,625	1,617
Series 2007, 2.7%, tender 8/14/23 (b)(c)	13,435	13,382
Series 2019, 5%, tender 6/3/24 (b)(c)	40,560	41,045
Glendale Union School District 205 Series A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	200	215
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	250	275
Maricopa County Indl. Dev. Auth. Sr. Living Facilities (Christian Care Surprise, Inc. Proj.) Series 2016, 5% 1/1/26 (d)	755	699
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (b)	6,765	7,226
Series 2016 A, 5% 1/1/25	4,725	4,903
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/25	1,165	1,226
5% 7/1/26	3,000	3,232
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/24	1,000	1,017
4% 7/1/25	800	826
4% 7/1/26	900	946
4% 7/1/27	225	240
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/25	2,110	2,221
Series 2019 B:
5% 7/1/24 (c)	1,550	1,583
5% 7/1/25 (c)	1,500	1,555
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,118
Tucson Ctfs. of Prtn. Series 2016, 5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,245	1,340
Univ. of Arizona Univ. Revs. Series 2019 A, 5% 6/1/26	1,250	1,352
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/26	2,000	2,161
TOTAL ARIZONA		111,076
California - 4.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (b)	7,365	6,868
Series A, 2.95%, tender 4/1/26 (b)	5,000	4,975
Series B, 2.85%, tender 4/1/25 (b)	4,090	4,075
California Gen. Oblig.:
Series 2017, 5% 8/1/26	1,200	1,307
Series 2020, 4% 11/1/26	700	741
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (d)	1,500	1,567
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	4,005	3,923
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/24	965	998
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	14,380	15,180
Series A, 0% 6/1/24 (Escrowed to Maturity)	3,390	3,293
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G, 5% 12/1/24	1,500	1,564
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/24 (c)	890	909
5% 5/15/24 (Escrowed to Maturity) (c)	120	123
5% 5/15/25 (c)	880	916
5% 5/15/25 (Escrowed to Maturity) (c)	120	125
Series 2017 B, 5% 5/15/25 (c)	2,265	2,357
Series 2018 B:
5% 5/15/25 (c)	1,305	1,359
5% 5/15/26 (c)	1,545	1,639
Series 2018 C, 5% 5/15/27 (c)	1,615	1,738
Series 2020 C, 5% 5/15/26 (c)	2,645	2,805
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000	10,015
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	515	520
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	1,975
5% 11/1/24	1,955	2,003
5% 11/1/25	1,000	1,043
Port of Oakland Rev.:
Series 2021 H, 5% 5/1/28 (c)	1,000	1,087
Series H:
5% 5/1/26 (c)	1,830	1,928
5% 5/1/27 (c)	3,400	3,641
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (c)	1,000	1,056
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/24 (c)	1,660	1,681
5% 1/1/27 (c)	2,405	2,563
Series 2022 A:
5% 5/1/26 (c)	4,535	4,780
5% 5/1/27 (c)	4,590	4,921
5% 5/1/28 (c)	6,130	6,663
5% 5/1/29 (c)	4,100	4,522
Series 2023 A, 5% 5/1/25 (c)	1,770	1,833
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	1,350	1,386
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	8,000	7,598
Univ. of California Revs. Series 2023 BN, 5% 5/15/25	13,105	13,823
TOTAL CALIFORNIA		129,500
Colorado - 1.7%
Colorado Health Facilities Auth. Rev. Bonds Bonds Series 2019 B:
5%, tender 8/1/25 (b)	2,950	3,048
5%, tender 8/1/26 (b)	2,035	2,135
5%, tender 11/19/26 (b)	615	672
5%, tender 11/19/26 (b)	6,065	6,470
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,125	1,139
Series 2019 H, 4.25% 11/1/49	570	578
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/26	1,000	1,075
Colorado Springs Utils. Rev. Series 2020:
5% 11/15/25	1,320	1,407
5% 11/15/25	1,020	1,087
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	14,940	15,252
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/29 (c)	1,205	1,308
Series 2020 B1, 5% 11/15/24 (c)	1,500	1,548
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	1,895
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	9,030	8,875
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,625	1,584
Series 2021 C3B, 2%, tender 10/15/26 (b)	1,345	1,302
TOTAL COLORADO		49,375
Connecticut - 3.3%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	1,925	2,069
Series 2019 A:
5% 4/15/25	4,380	4,598
5% 4/15/26	2,355	2,537
5% 4/15/30	965	1,105
Series 2020 C, 2% 6/1/25	1,000	975
Series 2021 D:
5% 7/15/24	1,990	2,052
5% 7/15/25	1,685	1,780
Series 2022 A, 4% 1/15/26	1,025	1,069
Series 2022 E:
5% 11/15/25	6,000	6,397
5% 11/15/26	6,000	6,555
Series 2022 G:
5% 11/15/25	6,000	6,397
5% 11/15/26	6,000	6,555
Series C, 4% 6/1/26	1,100	1,155
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	4,155	4,047
Series 2014 B, 1.8%, tender 7/1/24 (b)	3,150	3,073
Series 2017 C2, 2.8%, tender 2/3/26 (b)	19,250	19,155
Series 2016 A, 2%, tender 7/1/26 (b)	1,725	1,656
Series 2018 S, 5% 7/1/24	1,000	1,027
Series 2019 A:
4% 7/1/23 (d)	1,045	1,043
4% 7/1/24 (d)	1,090	1,071
5% 7/1/25 (d)	705	700
5% 7/1/28 (d)	1,315	1,306
5% 7/1/29 (d)	940	933
Series 2022 M:
5% 7/1/24	175	178
5% 7/1/27	250	267
5% 7/1/28	300	326
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 C, 5% 1/1/25	1,280	1,335
Series A, 5% 9/1/26	1,025	1,114
Hartford County Metropolitan District Gen. Oblig. Series 2021 A:
5% 9/1/27	800	890
5% 9/1/28	775	882
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	2,065	2,177
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	745	754
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	980	1,029
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,041
5% 1/1/26	3,735	3,967
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/26	1,000	1,090
TOTAL CONNECTICUT		95,305
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	1,475	1,409
District Of Columbia - 2.4%
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	715	730
Series 2022 C, 5% 12/1/27	5,900	6,617
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	7,540	7,343
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/23 (c)	1,035	1,044
5% 10/1/26 (c)	1,140	1,164
Series 2017 A, 5% 10/1/26 (c)	12,905	13,757
Series 2019 A:
5% 10/1/23 (c)	465	469
5% 10/1/25 (c)	1,410	1,477
Series 2020 A:
5% 10/1/23 (c)	2,390	2,410
5% 10/1/24 (c)	4,470	4,588
5% 10/1/25 (c)	4,470	4,683
Series 2021 A:
5% 10/1/25 (c)	3,000	3,143
5% 10/1/28 (c)	20,500	22,454
TOTAL DISTRICT OF COLUMBIA		69,879
Florida - 5.4%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	1,920	2,012
5% 4/1/28	2,115	2,281
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (c)	6,645	6,652
Series 2015 C, 5% 10/1/24 (c)	1,015	1,039
Series 2019 A:
5% 10/1/23 (c)	1,200	1,209
5% 10/1/24 (c)	1,300	1,330
5% 10/1/25 (c)	1,500	1,562
Series 2019 B:
5% 10/1/24 (c)	750	768
5% 10/1/25 (c)	755	786
Broward County School Board Ctfs. of Prtn.:
Series 2015 B, 5% 7/1/24	1,120	1,150
Series 2022 A, 5% 7/1/25	1,860	1,955
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	546
5% 10/1/26	1,940	1,997
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,485	1,606
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	8,200	9,080
Florida Hsg. Fin. Corp. Rev. Series 2021 1, 3% 1/1/52	5,570	5,457
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	2,360	2,501
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/23	1,240	1,251
5% 10/1/24	1,955	2,000
5% 10/1/25	1,710	1,760
5% 10/1/26	1,955	2,015
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	554
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/29 (Pre-Refunded to 10/1/25 @ 100) (c)	1,070	1,127
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	620	649
Series 2016, 5% 10/1/26 (c)	1,300	1,375
Series 2017 A:
5% 10/1/25 (c)	320	333
5% 10/1/25 (Escrowed to Maturity) (c)	1,675	1,754
5% 10/1/26 (c)	545	575
5% 10/1/26 (Escrowed to Maturity) (c)	2,025	2,166
5% 10/1/27 (Escrowed to Maturity) (c)	580	632
Series 2019 A:
5% 10/1/24 (c)	12,700	13,044
5% 10/1/25 (c)	6,700	7,020
5% 10/1/27 (c)	1,940	2,092
Hillsborough County Aviation Auth. Rev. Series A, 5% 10/1/26 (Pre-Refunded to 10/1/23 @ 100) (c)	2,910	2,942
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	345	349
5% 10/1/24	785	812
5% 10/1/25	610	646
5% 10/1/26	435	472
5% 10/1/27	345	383
5% 10/1/28	685	775
5% 10/1/29	595	688
5% 10/1/30	560	657
5% 10/1/32	510	615
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	475	478
5% 10/1/24 (c)	1,795	1,834
5% 10/1/25 (c)	3,325	3,443
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	4,810	5,016
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	1,270	1,315
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24 (c)	1,800	1,802
Series 2014 A, 5% 10/1/31 (c)	1,750	1,781
Series 2016 A, 5% 10/1/27	1,275	1,378
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,880	1,970
Series 2015 B, 5% 5/1/24	29,155	29,801
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	9,950	9,520
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/28	150	161
Series 2014:
5% 12/1/23 (Escrowed to Maturity)	190	193
5% 12/1/24 (Escrowed to Maturity)	380	394
Palm Beach County Health Facilities Auth. Rev.:
Series 2015 C:
5% 5/15/24	1,000	990
5% 5/15/30	2,490	2,308
Series 2021 C, 4% 5/15/29	1,440	1,278
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	2,170	2,079
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,032
5% 7/1/26	1,115	1,203
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24	245	241
TOTAL FLORIDA		156,834
Georgia - 3.7%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (c)	900	909
Series 2020 A, 5% 7/1/26 (c)	3,000	3,183
Series 2020 B:
5% 7/1/27 (c)	4,000	4,297
5% 7/1/29 (c)	1,920	2,125
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 1.7%, tender 8/22/24 (b)	3,400	3,310
Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,930	9,857
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	900	895
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (b)	4,840	5,091
Georgia Gen. Oblig. Series 2016 A, 5% 2/1/27	4,980	5,349
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/23	920	925
4% 11/1/24	1,420	1,440
5% 1/1/25	1,000	1,033
5% 1/1/26	1,125	1,187
5% 1/1/26	1,000	1,055
5% 1/1/27	760	815
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/25	5,000	5,264
5% 6/1/26	2,500	2,701
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	10,210	10,229
Series 2021 A, 4%, tender 9/1/27 (b)	15,000	14,995
Series 2021 C, 4%, tender 12/1/28 (b)	16,990	16,679
Series 2022 A:
4% 12/1/23	265	265
4% 12/1/24	1,100	1,100
4% 12/1/25	170	170
4% 12/1/26	1,955	1,953
Series 2023 B, 5% 3/1/24	260	263
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,266
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.):
Series 2014, 5% 4/1/24 (Escrowed to Maturity)	1,810	1,853
Series 2021, 5% 4/1/26	1,200	1,270
Series 2020 B, 5% 9/1/25	2,570	2,725
TOTAL GEORGIA		107,204
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2022 B, 5% 7/1/24 (c)	3,500	3,577
Hawaii Gen. Oblig. Series 2015 EZ, 5% 10/1/26	10,000	10,641
Honolulu City & County Gen. Oblig.:
Series 2016 C, 5% 10/1/28	1,000	1,140
Series 2020 F:
5% 7/1/24	1,575	1,622
5% 7/1/25	1,255	1,325
5% 7/1/26	800	867
Series 2022 A, 5% 11/1/26	1,985	2,169
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/23 (c)	1,440	1,447
TOTAL HAWAII		22,788
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	280	282
Illinois - 9.1%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/24	420	425
Chicago Board of Ed.:
Series 2017 C:
5% 12/1/26	485	503
5% 12/1/27	1,830	1,909
Series 2018 C, 5% 12/1/24	13,000	13,214
Series 2019 A, 0% 12/1/26	3,500	3,056
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/30	2,005	2,137
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	3,608
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	1,700	1,702
Series 2014 A:
5% 1/1/24 (c)	10,490	10,624
5% 1/1/26 (c)	3,475	3,510
Series 2016 A:
5% 1/1/27 (c)	2,810	2,928
5% 1/1/28 (c)	500	521
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/27 (c)	1,220	1,221
Series 2015 A:
5% 1/1/24 (c)	1,230	1,246
5% 1/1/26 (c)	1,600	1,642
5% 1/1/27 (c)	1,000	1,026
Series 2015 B, 5% 1/1/24	1,525	1,551
Series 2015 C, 5% 1/1/26 (c)	1,540	1,580
Series 2016 A, 5% 1/1/27 (c)	840	876
Series 2017 D:
5% 1/1/26 (c)	445	464
5% 1/1/27 (c)	1,595	1,691
5% 1/1/29 (c)	215	227
Series 2020 B, 5% 1/1/26	1,310	1,397
Series 2022 A, 5% 1/1/26 (c)	830	865
Series 2022 C:
5% 1/1/24 (c)	2,000	2,026
5% 1/1/26 (c)	2,300	2,398
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	1,225	1,273
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	375	380
5% 11/15/24	425	439
5% 11/15/25	425	448
5% 11/15/26	850	916
5% 11/15/27	1,075	1,182
Series 2021 B:
4% 11/15/24	1,475	1,500
4% 11/15/25	1,100	1,135
4% 11/15/26	555	580
4% 11/15/27	565	596
4% 11/15/28	285	303
Series 2022 A:
5% 11/15/24	7,590	7,836
5% 11/15/25	5,585	5,892
5% 11/15/26	300	323
5% 11/15/27	325	357
5% 11/15/28	350	391
5% 11/15/29	1,315	1,494
Cook County Sales Tax Rev.:
Series 2022 A:
5% 11/15/26	635	685
5% 11/15/27	350	385
5% 11/15/28	190	213
5% 11/15/29	140	158
5% 11/15/30	315	361
Series 2022 B:
5% 11/15/25	815	860
5% 11/15/26	360	388
5% 11/15/27	470	517
5% 11/15/28	290	325
5% 11/15/29	265	300
5% 11/15/30	275	315
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (b)	2,125	2,163
5%, tender 11/15/26 (b)	2,830	2,992
Series 2015:
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	1,190	1,245
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	7,450	7,817
Series 2020 A, 5% 8/15/24	1,080	1,112
Series 2022 A:
5% 10/1/26	265	273
5% 10/1/28	330	344
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,717
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	740	768
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	4,568
5% 5/15/27	9,260	9,991
Series 2008 A3, 5% 11/1/30	1,545	1,640
Series 2015 A:
5% 11/15/24	1,490	1,535
5% 11/15/25	1,905	2,005
5% 11/15/26	1,955	2,059
Series 2015 B, 5% 11/15/24	1,910	1,968
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	2,135	2,189
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,077
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	6,299
Series 2016 C, 5% 2/15/27	1,875	2,037
Series 2016:
5% 5/15/25	490	510
5% 5/15/26	980	1,041
5% 5/15/27	1,225	1,299
Series 2017, 5% 1/1/25	2,260	2,354
Series 2019:
5% 9/1/23	400	400
5% 9/1/24	415	415
5% 9/1/25	900	899
5% 4/1/26	1,625	1,719
5% 9/1/26	300	300
5% 4/1/27	2,135	2,297
5% 9/1/27	500	501
5% 4/1/28	1,425	1,556
5% 4/1/29	2,000	2,213
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	265	266
Series 2014, 5% 2/1/25	2,275	2,308
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	3,760	3,906
5% 2/1/24	3,100	3,149
5% 1/1/26	2,970	3,128
Series 2017 C, 5% 11/1/29	1,000	1,082
Series 2017 D:
5% 11/1/25	6,635	6,965
5% 11/1/26	5,890	6,297
Series 2018 A, 5% 10/1/26	4,615	4,927
Series 2020 B:
5% 10/1/25	5,105	5,351
5% 10/1/28	6,500	7,153
Series 2020 D, 5% 10/1/24	5,000	5,143
Series 2022 A, 5% 3/1/24	4,660	4,741
Series 2022 B:
5% 3/1/25	9,385	9,725
5% 3/1/26	6,880	7,278
5% 3/1/27	6,500	6,996
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	600	601
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	2,985	2,993
Series 2021 C:
5% 6/15/23	535	537
5% 6/15/24	615	627
5% 6/15/25	355	368
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,540	2,475
0% 1/15/24 (Escrowed to Maturity)	2,175	2,129
0% 1/15/25	4,915	4,633
0% 1/15/26	3,695	3,383
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/25	2,330	2,298
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,123
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24	4,365	4,463
TOTAL ILLINOIS		265,247
Indiana - 1.9%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	600	535
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	1,025	922
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	6,405	6,289
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 L, 0.7%, tender 1/1/26 (b)	1,105	1,012
Series 2011 M, 0.7%, tender 1/1/26 (b)	7,795	7,138
Series 2013, 5% 8/15/23	980	988
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A:
5% 10/1/24	1,460	1,512
5% 10/1/25	1,590	1,643
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	1,280	1,273
Series 2021 B, 3% 7/1/50	880	862
Series 2021 C1, 3% 1/1/52	3,720	3,625
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2014 D:
5% 1/1/28 (c)	470	474
5% 1/1/30 (c)	550	555
Series 2016 A1:
5% 1/1/24 (c)	2,715	2,742
5% 1/1/25 (c)	2,845	2,912
Series 2019 D, 5% 1/1/25 (c)	1,710	1,750
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (c)	3,680	3,843
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	1,250	1,266
Series 2019 A, 5%, tender 6/5/26 (b)(c)	15,985	16,341
TOTAL INDIANA		55,682
Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (c)	800	820
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/23	710	716
5% 9/1/25	785	828
TOTAL KANSAS		1,544
Kentucky - 3.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,349
5% 2/1/25	980	1,006
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	9,750	8,961
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	5,750	5,233
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/24	1,065	1,100
5% 11/1/25	3,000	3,172
5% 11/1/26	1,000	1,082
5% 11/1/27	1,000	1,105
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/24	1,655	1,688
Kentucky State Property & Buildings Commission Rev.:
Series 2015, 5% 8/1/24	1,850	1,908
Series 2018, 5% 5/1/25	3,605	3,772
Series A:
5% 11/1/24	1,250	1,295
5% 11/1/25	1,650	1,747
Series B, 5% 8/1/24	2,645	2,727
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	4,110	4,115
Series 2019 A1, 4%, tender 6/1/25 (b)	10,455	10,408
Series A, 4%, tender 6/1/26 (b)	11,570	11,540
Series C1, 4%, tender 6/1/25 (b)	15,000	14,932
Series A:
4% 12/1/23	600	601
4% 12/1/25	825	826
4% 6/1/26	1,085	1,085
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	2,800	2,817
Series 2020 C, 5%, tender 10/1/26 (b)	5,985	6,327
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	1,280	1,308
TOTAL KENTUCKY		90,104
Louisiana - 0.3%
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/24 (c)	195	197
5% 1/1/25 (c)	195	200
5% 1/1/26 (c)	490	512
Series 2017 D2:
5% 1/1/24 (c)	735	744
5% 1/1/25 (c)	1,390	1,428
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	3,765	3,535
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)(e)	3,320	3,320
TOTAL LOUISIANA		9,936
Maine - 0.1%
City of Portland Arpt. Series 2016, 5% 1/1/29	690	729
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	350	352
Series 2021 A:
5% 7/1/28	555	611
5% 7/1/29	600	671
5% 7/1/30	500	567
TOTAL MAINE		2,930
Maryland - 2.5%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,315
5% 7/1/25	3,380	3,560
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	700	662
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,150	1,158
Series 2019 C, 3.5% 3/1/50	1,290	1,283
Series 2021 C:
0.375% 7/1/23	640	636
0.5% 1/1/24	1,000	981
0.6% 7/1/24	2,840	2,752
Maryland Dept. of Trans.:
Series 2021 B, 5% 8/1/27 (c)	1,805	1,930
Series 2022 B, 5% 12/1/27	1,295	1,450
Series 2022, 5% 12/1/26	1,395	1,527
Maryland Gen. Oblig.:
Series 2017 A, 5% 3/15/25	1,795	1,882
Series 2019 A, 5% 8/1/25	6,520	6,905
Series 2022 2D, 3% 8/1/27	1,575	1,615
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (b)	2,480	2,657
Series 2020, 5%, tender 7/1/25 (b)	5,250	5,426
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/23	980	984
5% 7/1/24	1,955	1,993
5% 7/1/25	1,730	1,790
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (c)	4,915	4,749
2.625% 6/1/27 (c)	4,030	3,880
Montgomery County Gen. Oblig. Series 2022 A:
5% 8/1/24	7,695	7,944
5% 8/1/25	4,300	4,554
5% 8/1/26	7,075	7,695
TOTAL MARYLAND		71,328
Massachusetts - 1.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016 A, 0% 7/1/29	1,000	818
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	5,000	4,658
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,655	2,773
Series 2016 I:
5% 7/1/23	660	663
5% 7/1/24	1,075	1,095
5% 7/1/25	1,475	1,541
5% 7/1/25	1,480	1,529
5% 7/1/26	980	1,035
Series 2019 A:
5% 7/1/23	525	527
5% 7/1/24	1,150	1,176
5% 7/1/25	825	849
5% 7/1/26	2,015	2,089
Series 2021:
4% 7/1/23	215	215
4% 7/1/24	225	223
4% 7/1/25	235	232
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016, 5% 7/1/24 (c)	2,850	2,903
Series 2020 C:
5% 7/1/25 (c)	850	880
5% 7/1/26 (c)	1,900	2,004
Series 2021 B, 5% 7/1/26 (c)	1,390	1,471
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (b)	2,315	2,173
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (c)	3,005	3,083
5% 7/1/25 (c)	1,115	1,160
Series 2021 E, 5% 7/1/27 (c)	500	538
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/26	2,445	2,674
TOTAL MASSACHUSETTS		36,309
Michigan - 1.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000	1,026
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	940
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/26	550	586
5% 7/1/27	900	976
5% 7/1/28	725	798
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	635	649
5% 5/15/24 (Escrowed to Maturity)	5	5
5% 5/15/25	1,275	1,327
5% 5/15/25 (Escrowed to Maturity)	10	10
5% 5/15/26	1,230	1,307
5% 5/15/26 (Escrowed to Maturity)	5	5
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	2,000	1,906
Michigan Fin. Auth. Rev.:
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	635	577
Series 2019 MI2, 5%, tender 2/1/25 (b)	4,830	5,019
Series 2015 A, 5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	300	309
Series 2015 D1, 0.75% 10/15/25	1,000	943
Series 2020 A:
5% 6/1/24	1,000	1,014
5% 6/1/25	2,000	2,053
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	2,200	2,151
Series A, 3.5% 12/1/50	1,130	1,124
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	3,140	3,057
Novi Cmnty. School District Series I:
4% 5/1/24	795	806
4% 5/1/25	600	616
Portage Pub. Schools Series 2016:
5% 5/1/24	1,880	1,926
5% 11/1/24	1,955	2,027
5% 5/1/25	1,100	1,154
5% 11/1/25	1,195	1,270
5% 11/1/28	985	1,058
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23 (Escrowed to Maturity)	490	495
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	783
5% 7/1/25	500	519
5% 7/1/26	750	792
TOTAL MICHIGAN		37,228
Minnesota - 0.6%
Duluth Econ. Dev. Auth. Series 2021 A:
3% 7/1/24	200	196
3% 7/1/25	615	593
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/24 (c)	705	715
5% 1/1/25 (c)	460	475
5% 1/1/26 (c)	1,125	1,173
5% 1/1/27 (c)	3,800	4,028
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,270	2,319
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017, 5% 1/1/24	1,560	1,586
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	2,530	2,491
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,202
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	980	996
TOTAL MINNESOTA		16,774
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
5% 10/1/23 (d)	830	835
5% 10/1/25 (d)	1,320	1,352
5% 10/1/27 (d)	900	941
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	406
Bonds Series II, 5%, tender 3/1/27 (b)	1,130	1,205
Series I:
5% 10/1/25	600	629
5% 10/1/27	800	868
TOTAL MISSISSIPPI		6,236
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/24	685	693
5% 3/1/25	710	727
5% 3/1/26	980	1,013
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (c)	1,185	1,239
5% 3/1/27 (c)	4,065	4,311
Series 2020 B:
5% 3/1/26	2,190	2,338
5% 3/1/27	1,535	1,673
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	345	347
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	5,370	5,838
TOTAL MISSOURI		18,179
Montana - 0.3%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	195	197
Series 2021 B, 3% 12/1/51	2,430	2,377
Series 2022 A, 3% 6/1/52	1,720	1,679
Series A1, 3.5% 6/1/50	3,025	3,008
TOTAL MONTANA		7,261
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	11,940	11,974
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (b)	2,200	2,293
Lincoln Arpt. Auth. Series 2021:
5% 7/1/24 (c)	700	718
5% 7/1/26 (c)	750	792
5% 7/1/27 (c)	1,275	1,364
5% 7/1/28 (c)	1,830	1,987
5% 7/1/29 (c)	1,000	1,100
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	925	923
Series 2019 E, 3.75% 9/1/49 (c)	995	987
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/26	1,260	1,342
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (b)(c)	7,400	7,002
TOTAL NEBRASKA		30,482
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2014 A2:
5% 7/1/28	525	540
5% 7/1/30	750	770
Series 2019 D, 5% 7/1/24	1,775	1,826
Series 2021 B:
5% 7/1/23 (c)	625	628
5% 7/1/24 (c)	985	1,006
5% 7/1/25 (c)	1,795	1,857
5% 7/1/27 (c)	6,000	6,409
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E:
5% 7/1/25	1,275	1,344
5% 7/1/27	2,245	2,477
Series B, 5% 7/1/24 (c)	2,080	2,128
Clark County School District:
Series 2017 A, 5% 6/15/26	1,285	1,383
Series 2020 B, 5% 6/15/26	5,805	6,265
Nevada Gen. Oblig. Series 2015 A, 3% 8/1/29	2,175	2,192
TOTAL NEVADA		28,825
New Hampshire - 0.5%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
5% 8/15/24	600	616
5% 8/15/28	1,125	1,252
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	4,455	4,348
Series 2019 A4, 2.15%, tender 7/1/24 (b)(c)	2,250	2,196
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (Escrowed to Maturity) (c)	1,120	1,136
5% 1/1/25 (Escrowed to Maturity) (c)	1,000	1,035
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/23	2,785	2,812
TOTAL NEW HAMPSHIRE		13,395
New Jersey - 6.1%
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/24	1,400	1,428
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/24	1,720	1,760
New Jersey Econ. Dev. Auth. Series 2013, 5% 3/1/27	170	170
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	1,230	1,234
5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	980	1,005
Series 2013 NN, 5% 3/1/26	1,925	1,927
Series 2013, 5% 3/1/25	7,670	7,677
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	375	386
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	465	478
Series 2015 XX:
4% 6/15/24	550	556
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	975	1,028
Series 2019:
5.25% 9/1/24 (d)	2,580	2,660
5.25% 9/1/26 (d)	3,410	3,671
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/23	3,315	3,331
5% 7/1/24	7,740	7,929
Series 2016 B, 4% 9/1/26	320	331
New Jersey Gen. Oblig.:
Series 2020 A:
5% 6/1/24	10,970	11,273
5% 6/1/25	5,320	5,594
Series 2021, 2% 6/1/29	1,965	1,818
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	3,175	3,260
Series 2019 B2, 5%, tender 7/1/25 (b)	3,890	4,074
Series 2019 B3, 5%, tender 7/1/26 (b)	2,750	2,935
Series 2016 A:
5% 7/1/23 (Escrowed to Maturity)	595	598
5% 7/1/24	1,200	1,235
5% 7/1/24 (Escrowed to Maturity)	985	1,013
5% 7/1/24 (Escrowed to Maturity)	475	488
5% 7/1/25 (Escrowed to Maturity)	515	542
5% 7/1/26 (Escrowed to Maturity)	170	183
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	255	275
Series 2016, 5% 7/1/25	275	289
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (c)	6,015	6,172
Series 2017 1A, 5% 12/1/23 (c)	1,930	1,953
Series 2019 A, 5% 12/1/24	950	983
Series 2020:
5% 12/1/23 (c)	1,830	1,851
5% 12/1/24 (c)	1,360	1,396
5% 12/1/25 (c)	2,440	2,543
5% 12/1/26 (c)	3,165	3,350
Series 2021 A, 5% 12/1/25 (c)	130	136
Series 2021 B:
5% 12/1/25 (c)	315	328
5% 12/1/26 (c)	1,425	1,508
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/23 (c)	1,090	1,090
4% 10/1/23 (c)	1,150	1,153
4% 4/1/25 (c)	1,405	1,417
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	1,710	1,835
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	6,400	5,899
0% 12/15/26 (Assured Guaranty Corp. Insured)	1,585	1,423
0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,820	1,573
0% 12/15/31 (FGIC Insured)	5,400	4,031
Series 2010 A:
0% 12/15/25	1,140	1,048
0% 12/15/27	5,520	4,749
Series 2013 AA, 5% 6/15/25	1,280	1,285
Series 2016 A, 5% 6/15/27	3,960	4,212
Series 2018 A, 5% 6/15/24	5,000	5,128
Series 2022 AA:
5% 6/15/23	985	989
5% 6/15/25	4,490	4,687
5% 6/15/26	9,745	10,369
5% 6/15/27	8,000	8,630
5% 6/15/28	10,000	10,965
Series A:
0% 12/15/26	11,265	10,034
5% 12/15/24	1,780	1,840
5% 12/15/25	1,680	1,773
5% 12/15/26	2,600	2,793
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	540	541
TOTAL NEW JERSEY		176,832
New Mexico - 1.3%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/25 (c)	6,250	6,522
5% 9/1/28 (c)	2,000	2,198
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	3,135	3,281
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	3,160	3,181
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	15,495	15,913
Series 2019 A:
4% 11/1/23	710	712
4% 5/1/24	950	956
4% 11/1/24	1,450	1,462
4% 5/1/25	2,790	2,815
TOTAL NEW MEXICO		37,040
New York - 9.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	1,810	1,850
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	4,000	4,177
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	7,255	7,079
Series 2020 B, 0.85%, tender 9/1/25 (b)	19,810	18,678
Series 2021 B, 1.5%, tender 9/1/26 (b)	3,360	3,169
Series 2021, 1% 9/1/25	2,805	2,640
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	947
Series 2020 A:
5% 7/1/25	750	789
5% 7/1/26	500	539
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/27	1,500	1,634
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (b)	2,825	2,840
Series 2020 A1, 5% 8/1/27	13,205	14,684
Series 2022 B1, 5% 8/1/28	11,490	13,067
Series A, 5% 8/1/26	1,000	1,086
Series A6, 5% 8/1/25	250	254
Series F1, 5% 6/1/25	470	496
Series I1, 5% 3/1/27	615	627
New York City Health & Hosp. Corp. Rev. Series A:
3% 2/15/24	535	536
5% 2/15/24	750	764
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,210	2,071
Series 2021 K2, 0.9%, tender 1/1/26 (b)	12,290	11,384
Series 2021, 0.6%, tender 7/1/25 (b)	2,905	2,705
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000	1,036
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000	1,059
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	1,000	1,080
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2021 DD, 5% 6/15/25	1,535	1,619
New York City Transitional Fin. Auth. Rev.:
Series 2017 E1, 5% 2/1/30	2,830	3,080
Series 2021 F1, 5% 11/1/25	2,060	2,194
Series 2022 B1, 5% 11/1/25	8,000	8,522
Series 2023 E, 5% 11/1/25	8,620	9,182
Series E1, 5% 2/1/26	475	494
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	2,005	2,028
Series 2015 A:
5% 7/1/28	370	385
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100)	30	32
Series 2022:
5% 7/1/26	675	704
5% 7/1/27	710	749
5% 7/1/28	750	800
5% 7/1/29	1,065	1,145
New York Dorm. Auth. Sales Tax Rev. Series 2017 A, 5% 3/15/31	2,745	2,997
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A, 5% 6/15/24	1,400	1,441
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A, 5% 11/15/24	525	544
Series 2016 B1:
5% 11/15/24	670	694
5% 11/15/25	1,000	1,060
Series 2017 B1, 4% 11/15/25	250	259
Series 2017 B2, 5% 11/15/25	1,450	1,537
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A, 5% 11/15/24	1,000	1,029
Series 2015 A1, 5% 11/15/29	765	786
Series 2016 A:
5% 11/15/23	2,680	2,711
5% 11/15/23	1,450	1,467
Series 2016 D, 5% 11/15/27	1,500	1,586
Series 2017 A2:
5% 11/15/25	2,620	2,740
5% 11/15/26	5,815	6,169
Series 2017 B:
5% 11/15/23	4,025	4,071
5% 11/15/24	665	684
Series 2017 C1, 5% 11/15/28	4,340	4,685
New York State Dorm. Auth.:
Series 2018 A, 5% 3/15/27 (Escrowed to Maturity)	970	1,068
Series 2019 D, 5% 2/15/25	1,030	1,079
Series 2021 A:
5% 3/15/27	2,975	3,276
5% 3/15/29	1,500	1,725
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,770	2,564
Series 2021 J2:
1%, tender 11/1/26 (b)	1,770	1,625
1.1%, tender 5/1/27 (b)	6,610	6,008
Series J, 0.75% 5/1/25	3,030	2,830
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/25 (c)	1,130	1,166
5% 10/1/26 (c)	1,580	1,674
Series 221, 3.5% 10/1/32 (c)	375	371
New York Thruway Auth. Gen. Rev. Series 2014 K, 5% 1/1/32	795	827
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/24 (c)	1,500	1,535
5% 12/1/25 (c)	2,295	2,380
5% 12/1/26 (c)	1,180	1,243
Series 2020 C:
5% 12/1/24	1,000	1,030
5% 12/1/25	800	841
5% 12/1/26	1,250	1,339
5% 12/1/27	1,250	1,362
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/26 (c)	7,810	8,226
5% 12/1/27 (c)	10,415	11,123
New York Urban Dev. Corp. Rev. Series 2015 A, 5% 3/15/26	250	264
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	644
5% 4/1/27 (c)	1,350	1,434
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	655	673
5% 6/15/25	695	731
5% 6/15/29	965	1,109
Series 2022 B:
5% 10/1/23	1,300	1,315
5% 10/1/25	800	848
5% 10/1/26	410	446
5% 10/1/28	670	760
Syracuse Reg'l. Arpt. Auth. Series 2021:
5% 7/1/25 (c)	750	776
5% 7/1/26 (c)	1,145	1,202
5% 7/1/27 (c)	1,515	1,611
Tobacco Settlement Asset Securitization Corp. Series 2017, 5% 6/1/24	1,500	1,523
Triborough Bridge & Tunnel Auth.:
Bonds:
Series 2021 A2:
2%, tender 5/15/26 (b)	7,870	7,610
2%, tender 5/15/28 (b)	2,575	2,436
Series 2021 B, 5%, tender 5/15/26 (b)	2,470	2,629
Series 2023 A:
5% 5/15/25	4,030	4,235
5% 11/15/25	8,800	9,370
Triborough Bridge & Tunnel Auth. Revs. Series 2023 A, 5% 11/15/25	15,000	15,968
TOTAL NEW YORK		269,461
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (c)	1,060	1,072
Series 188, 5% 5/1/25 (c)	1,980	2,045
Series 193:
5% 10/15/25 (c)	4,015	4,181
5% 10/15/29 (c)	1,350	1,407
Series 223:
5% 7/15/25 (c)	1,500	1,555
5% 7/15/26 (c)	2,250	2,373
5% 7/15/27 (c)	3,055	3,272
5% 7/15/28 (c)	2,500	2,719
TOTAL NEW YORK AND NEW JERSEY		18,624
North Carolina - 2.2%
Asheville Spl. Obligations Series 2021, 5% 4/1/25	1,530	1,603
Charlotte Int'l. Arpt. Rev.:
Series 2019 B, 5% 7/1/27 (c)	735	790
Series 2021 B:
5% 7/1/26 (c)	5,535	5,873
5% 7/1/27 (c)	4,500	4,834
5% 7/1/28 (c)	1,675	1,828
5% 7/1/29 (c)	865	958
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2021 B, 5%, tender 12/2/24 (b)	4,200	4,351
Series 2021 C, 5%, tender 12/1/28 (b)	1,570	1,765
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,184
5% 10/1/26 (Escrowed to Maturity)	1,360	1,481
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	270
North Carolina Grant Anticipation Rev. Series 2021:
5% 3/1/25	3,000	3,139
5% 3/1/27	2,305	2,534
5% 3/1/28	2,375	2,666
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	5,325	5,366
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	7,335	7,245
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,110	1,177
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24 (Escrowed to Maturity)	13,610	13,851
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (c)	355	380
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/25	1,000	1,053
5% 6/1/26	750	810
5% 6/1/27	775	857
TOTAL NORTH CAROLINA		64,015
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	1,480	1,449
Series 2021 B, 3% 7/1/52	4,040	3,935
TOTAL NORTH DAKOTA		5,384
Ohio - 1.8%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	2,008
Series 2020:
5% 11/15/26	375	398
5% 11/15/27	185	199
Allen County Hosp. Facilities Rev. Series 2020 A, 5% 12/1/23	1,045	1,059
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	2,150	2,080
Series 2021 A:
5% 2/15/26	300	319
5% 2/15/27	400	435
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	1,175	1,195
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,225	1,270
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	490	510
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	1,815	1,818
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	965	967
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,089
5% 8/1/28	1,000	1,106
Miami Univ. Series 2022 A:
5% 9/1/23	735	742
5% 9/1/24	125	129
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	626
5% 8/1/28	500	553
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A:
5% 10/1/25	2,000	2,113
5% 10/1/26	1,750	1,893
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	1,345	1,275
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/25	2,035	2,115
Series 2021 B, 5% 1/1/25	1,935	2,011
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	260	265
Series 2021 C, 3.25% 3/1/51	17,130	16,877
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/24	3,215	3,264
5% 2/15/25	2,065	2,136
5% 2/15/26	1,285	1,350
Series 2019, 5% 2/15/29	1,820	1,926
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	760	772
5% 1/1/25	1,100	1,143
TOTAL OHIO		53,643
Oklahoma - 0.5%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	14,520	14,644
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	806
TOTAL OKLAHOMA		15,450
Oregon - 0.1%
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	205
5% 10/1/25	225	233
5% 10/1/26	150	158
Series A, 5% 10/1/27	150	159
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,475	1,467
Port of Portland Arpt. Rev.:
Series 2020 27 A, 5% 7/1/29 (c)	430	476
Series 27 A, 5% 7/1/26 (c)	1,515	1,608
TOTAL OREGON		4,306
Pennsylvania - 2.1%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/26 (c)	1,750	1,825
5% 1/1/27 (c)	2,000	2,116
5% 1/1/28 (c)	2,250	2,417
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 3.5% 12/1/31	1,075	892
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A:
4% 6/1/25	200	206
5% 6/1/26	1,000	1,080
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,512
5% 6/1/25	1,150	1,206
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	190	191
Series 2019, 5% 9/1/29	1,000	1,122
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	1,100	1,050
Series 2011, 2.15%, tender 7/1/24 (b)(c)	1,000	976
Pennsylvania Gen. Oblig. Series 2019:
5% 7/15/25	8,685	9,169
5% 7/15/28	1,760	1,994
5% 7/15/29	1,395	1,613
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C, 5% 8/15/25	2,855	3,013
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	860	855
Series 2021 137, 3% 10/1/51	5,850	5,671
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B:
5% 12/1/25	860	911
5% 12/1/26	1,000	1,082
5% 12/1/27	750	826
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (c)	600	612
Series 2017 A, 5% 7/1/24	490	503
Series 2017 B:
5% 7/1/24 (c)	4,790	4,888
5% 7/1/25 (c)	1,700	1,759
Series 2021:
5% 7/1/28 (c)	3,100	3,353
5% 7/1/29 (c)	1,830	2,004
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,030
5% 9/1/25	700	736
5% 9/1/26	750	804
Series 2019 A:
5% 9/1/23	315	318
5% 9/1/24	1,050	1,081
5% 9/1/25	1,200	1,261
Series 2019 B, 5% 9/1/24	1,000	1,030
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	320	333
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	260	278
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	250	273
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	245	268
TOTAL PENNSYLVANIA		60,258
Puerto Rico - 0.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2022 A, 5% 7/1/28 (d)	7,500	7,610
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	1,254	1,180
5.25% 7/1/23	10,132	10,147
Series 2022 A1, 5.375% 7/1/25	6,360	6,458
TOTAL PUERTO RICO		25,395
Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	2,300	2,338
5% 5/15/25	5,385	5,497
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	5,910	6,190
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	600	603
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,210	1,203
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (c)	845	883
Series 2019 A:
5% 12/1/23 (c)	750	759
5% 12/1/24 (c)	1,275	1,311
5% 12/1/25 (c)	1,900	1,990
5% 12/1/26 (c)	1,000	1,064
5% 12/1/28 (c)	510	557
Series 2021 A, 5% 12/1/27 (c)	900	971
Series A:
4% 12/1/26 (c)	355	359
5% 12/1/26 (c)	1,200	1,277
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	1,906
5% 6/1/26	3,425	3,504
5% 6/1/27	980	1,003
TOTAL RHODE ISLAND		31,415
South Carolina - 0.9%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,409
5% 12/1/26	1,075	1,128
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	985	995
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	2,910	3,037
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	4,805	5,041
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	2,310	2,423
South Carolina Pub. Svc. Auth. Rev.:
Series 2015 A, 5% 12/1/25	1,000	1,044
Series 2021 A:
5% 12/1/26	670	719
5% 12/1/27	750	816
Series 2021 B:
5% 12/1/24	1,400	1,446
5% 12/1/25	500	527
5% 12/1/26	500	536
5% 12/1/27	450	490
5% 12/1/28	800	881
Series A, 5% 12/1/23 (Escrowed to Maturity)	2,995	3,041
TOTAL SOUTH CAROLINA		26,533
Tennessee - 1.4%
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (c)	2,000	2,103
5% 7/1/27 (c)	2,435	2,595
5% 7/1/28 (c)	3,125	3,380
5% 7/1/29 (c)	3,800	4,162
5% 7/1/30 (c)	3,000	3,328
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2022 B, 4% 1/1/26	8,000	8,336
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	11,590	11,787
Tennessee Gen. Oblig. Series 2015 A, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	2,000	2,117
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	1,605	1,566
TOTAL TENNESSEE		39,374
Texas - 11.7%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,166
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/23 (c)	620	626
5% 11/15/24 (c)	675	692
5% 11/15/25 (c)	650	679
Series 2019, 5% 11/15/24 (c)	2,500	2,564
Birdville Independent School District Series 2021, 5% 2/15/26	800	858
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/24	3,295	3,346
5% 1/1/26	2,800	2,952
Series 2020 F, 5% 1/1/25	4,455	4,553
Series 2021 C, 5% 1/1/27	6,865	7,258
City of Denton Series 2020 A, 5% 2/15/26	1,025	1,099
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	4,370	4,160
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,669
Collin County Series 2020, 5% 2/15/26	1,040	1,115
Comal County Series 2017, 4% 2/1/26	1,780	1,856
Cypress-Fairbanks Independent School District:
Bonds:
Series 2015 B1, 0.28%, tender 8/15/24 (b)	6,105	5,855
Series 2015 B2, 0.28%, tender 8/15/24 (b)	9,645	9,251
Series 2020 A, 5% 2/15/25	1,330	1,390
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	1,175	1,186
Series 2014 D, 5% 11/1/23 (c)	1,905	1,922
Series 2020 A, 5% 11/1/26	2,595	2,823
Dallas Gen. Oblig. Series 2018, 5% 2/15/25	2,060	2,155
Dallas Independent School District Series 2021, 4% 2/15/25	1,835	1,886
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	2,580	2,539
2%, tender 8/1/24 (b)	505	500
2%, tender 8/1/24 (b)	265	262
Series 2016, 0% 8/15/25	1,610	1,514
El Paso Independent School District Series 2020:
5% 8/15/23	500	504
5% 8/15/24	650	672
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	9,565	9,049
Series 2021 B, 0.72%, tender 8/1/26 (b)	3,035	2,781
Fort Worth Gen. Oblig. Series 2020, 5% 3/1/26	3,800	4,076
Fort Worth Independent School District Series 2019 B, 5% 2/15/25	1,805	1,886
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	3,500	3,264
Hallsville Independent School District Series 2020, 5% 2/15/30	1,000	1,144
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/25	1,500	1,592
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (b)	6,545	7,053
Series 2020 A, 0.9%, tender 5/15/25 (b)	4,845	4,572
Series 2020 C, 5%, tender 12/1/26 (b)	7,000	7,543
Series 2014 A, 5% 12/1/26	1,085	1,126
Hays Consolidated Independent School District Series 2022:
5% 2/15/27	650	715
5% 2/15/28	650	731
5% 2/15/29	1,000	1,146
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/23 (c)	750	753
5% 7/1/25 (c)	1,550	1,604
Series 2018 C:
5% 7/1/26 (c)	500	527
5% 7/1/27 (c)	905	967
Series 2020 B, 5% 7/1/26	2,250	2,429
Houston Gen. Oblig. Series 2017 A, 5% 3/1/27	1,545	1,693
Hutto Independent School District Bonds Series 2015, 2%, tender 8/1/25 (b)	1,250	1,224
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,151
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	1,075	1,119
5% 11/1/30 (c)	1,960	2,026
Series 2021:
5% 11/1/23 (c)	895	903
5% 11/1/24 (c)	2,615	2,680
5% 11/1/25 (c)	3,920	4,080
5% 11/1/26 (c)	2,845	3,008
5% 11/1/27 (c)	2,885	3,085
5% 11/1/28 (c)	11,150	12,085
5% 11/1/29 (c)	11,705	12,838
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2021, 5% 5/15/25	1,315	1,380
Series 2023, 5% 5/15/26	6,625	7,149
Series 2022:
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	1,670	1,753
5% 5/15/26 (Assured Guaranty Muni. Corp. Insured)	1,805	1,948
5% 5/15/27 (Assured Guaranty Muni. Corp. Insured)	1,385	1,528
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/27	1,450	1,590
McKinney Independent School District Series 2021:
5% 2/15/26	1,245	1,336
5% 2/15/27	1,300	1,428
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	1,645	1,616
Midway Independent School District Series 2021, 4% 8/1/27	1,425	1,514
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 4.345%, tender 7/1/24 (b)(c)	8,320	8,114
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	7,200	7,005
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,566
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	2,345	2,316
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	1,435	1,494
Series 2021 B, 5% 1/1/29	1,970	2,231
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (b)	7,720	7,533
Series 2020, 0.7%, tender 6/1/25 (b)	11,510	10,901
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	6,615	6,450
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	1,480	1,477
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,130	1,178
Plano Independent School District Series 2023, 5% 2/15/25	5,185	5,421
Plano Wtrwks. & Swr. Sys. Rev. Series 2021, 4% 5/1/28	1,110	1,198
Prosper Independent School District:
Bonds Series 2019 B, 2%, tender 8/15/23 (b)	10,000	9,948
Series 2021 A, 5% 2/15/26	1,015	1,088
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/23 (c)	555	557
5% 7/1/23 (c)	505	507
5% 7/1/24 (c)	1,750	1,784
5% 7/1/24 (c)	1,000	1,019
5% 7/1/25 (c)	1,250	1,296
5% 7/1/25 (c)	1,350	1,400
5% 7/1/26 (c)	1,500	1,580
5% 7/1/26 (c)	1,460	1,538
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 D, 1.125%, tender 12/1/26 (b)	10,810	9,681
Series 2022, 2%, tender 12/1/27 (b)	3,145	2,979
Tarrant County College Series 2022, 5% 8/15/27	3,000	3,331
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/23 (Escrowed to Maturity)	980	988
Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	4,490	4,749
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,561
Series 2017 A, 5% 2/15/24	1,955	1,993
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	2,815	2,918
Texas Gen. Oblig. Series 2020 B:
3% 8/1/25 (c)	4,610	4,613
3% 8/1/26 (c)	4,845	4,852
4% 8/1/27 (c)	5,085	5,339
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	16,470	15,057
Texas Wtr. Dev. Board Rev. Series 2016:
4% 10/15/30	4,600	4,759
5% 4/15/29	7,500	8,135
Wichita Falls Independent School District Series 2021:
4% 2/1/25	600	615
4% 2/1/26	850	885
4% 2/1/27	1,100	1,157
4% 2/1/28	900	958
TOTAL TEXAS		340,315
Utah - 0.7%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/27 (c)	510	546
Series 2018 A, 5% 7/1/26 (c)	2,550	2,694
Series 2021 B:
5% 7/1/24	250	257
5% 7/1/25	530	556
5% 7/1/26	1,150	1,237
5% 7/1/27	750	823
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	13,205	14,151
TOTAL UTAH		20,264
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	1,924	1,871
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A:
5% 6/15/26 (c)	1,045	1,102
5% 6/15/27 (c)	560	600
Series 2021 A:
5% 6/15/27 (c)	350	375
5% 6/15/28 (c)	425	456
5% 6/15/29 (c)	400	433
TOTAL VERMONT		4,837
Virginia - 0.7%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	521
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,342
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	6,750	6,223
Norfolk Arpt. Auth. Series 2021 A:
5% 7/1/27	750	823
5% 7/1/28	1,000	1,119
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,212
5% 6/15/25	980	1,023
5% 6/15/26	1,680	1,788
Virginia Pub. School Auth. Series 2014 B, 5% 8/1/24	1,000	1,032
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (b)	3,000	2,766
Series 2010 A, 1.2%, tender 5/31/24 (b)	1,725	1,670
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	800	797
TOTAL VIRGINIA		21,316
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	429
King County Hsg. Auth. Rev.:
Series 2019:
4% 11/1/24	1,075	1,094
4% 11/1/25	1,260	1,298
4% 11/1/30	1,575	1,650
Series 2021:
2% 12/1/23	775	768
3% 6/1/25	830	831
4% 12/1/28	375	392
4% 12/1/30	575	603
4% 12/1/31	450	468
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	21,845	20,274
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	775	778
Series 2015 B, 5% 3/1/25	450	464
Series 2019:
5% 4/1/24 (c)	3,035	3,087
5% 4/1/25 (c)	2,700	2,797
Series 2021 C:
5% 8/1/24 (c)	5,290	5,413
5% 8/1/25 (c)	2,660	2,786
5% 8/1/26 (c)	3,655	3,902
5% 8/1/27 (c)	2,260	2,445
5% 8/1/28 (c)	6,320	6,921
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,545	1,428
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	660	687
5% 1/1/26	390	416
Washington Gen. Oblig. Series 2018 C, 5% 8/1/25	2,015	2,132
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,499
5% 8/15/26	2,560	2,691
5% 8/15/27	2,425	2,587
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	4,575	4,640
Washington Hsg. Fin. Commission Series 2021 2N:
5% 12/1/25	915	968
5% 6/1/27	500	545
TOTAL WASHINGTON		73,993
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (b)(c)	5,650	5,269
West Virginia Gen. Oblig. Series 2018 A, 5% 6/1/26	1,075	1,163
TOTAL WEST VIRGINIA		6,432
Wisconsin - 1.4%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,158
Milwaukee County Arpt. Rev. Series 2013 A, 5.25% 12/1/23 (c)	1,505	1,525
Milwaukee Gen. Oblig. Series 2018 N4, 5% 4/1/25	7,860	8,158
Roseman Univ. of Health Series 2018 A, 5% 12/1/27	925	952
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	575	595
Wisconsin Health & Edl. Facilities Bonds:
Series 2018 B, 5%, tender 1/31/24 (b)	8,810	8,964
Series 2018 C1, 5%, tender 7/29/26 (b)	1,210	1,293
Series 2020 C, 5%, tender 2/15/27 (b)	5,000	5,242
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series 2018 C3, 5%, tender 6/24/26 (b)	2,675	2,857
Series 2018 B2, 5%, tender 6/24/26 (b)	3,670	3,922
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	1,410	1,377
Series 2021 C, 3% 9/1/52	2,135	2,084
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	400	385
0.81%, tender 5/1/25 (b)	1,335	1,271
TOTAL WISCONSIN		39,783
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	388
TOTAL MUNICIPAL BONDS (Cost $2,911,945)		2,815,734

Money Market Funds - 0.2%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.21% (f)(g) (Cost $5,047)	5,046,000	5,047

TOTAL INVESTMENT IN SECURITIES - 97.2% (Cost $2,916,992)	2,820,781
NET OTHER ASSETS (LIABILITIES) - 2.8%	81,869
NET ASSETS - 100.0%	2,902,650

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,879,000 or 0.9% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	3,873	129,384	128,210	159	-	-	5,047	0.3%
Total	3,873	129,384	128,210	159	-	-	5,047

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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